Certain Relationships And Related Transactions (Narrative) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Dec. 31, 2015 USD ($) property segment	Dec. 31, 2014 USD ($) property
Related Party Transaction [Line Items]
Obligatory amount, outstanding			$ 17.4
Number of joint ventures | segment			2
Number of commercial aircrafts sold | property		9
Other assets		$ 2,106.7	$ 3,394.9	$ 2,106.7
Unpaid balance of subserviced loans for related party			$ 204.5
Strategic Credit Partners Holdings LLC [Member]
Related Party Transaction [Line Items]
Equity interest percentage			10.00%
Loans sold in joint venture			$ 70.0
Minority equity investment			4.6
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Credit facility, amount		0.0	0.0	0.0
Revolving Credit Facility [Member] | Ratpac-Dune Entertainment LLC [Member]
Related Party Transaction [Line Items]
Credit facility, amount			300.0
Revolving Credit Facility [Member] | CIT Bank [Member]
Related Party Transaction [Line Items]
Commitment amount on facility			17.8
Investments In Non-Consolidated Entities [Member]
Related Party Transaction [Line Items]
Other assets		73.0	$ 224.0	$ 73.0
TC-CIT Aviation [Member]
Related Party Transaction [Line Items]
Number of commercial aircrafts sold | property	5		5	14
Aggregate value of commercial aircrafts	$ 240.0	$ 600.0	$ 226,000.0	$ 600.0
Minority equity investment			50.0
OneWest Bank [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Commitment amount on facility			39.9
Amount outstanding in credit facility			38.5
Loan commitment deposit			$ 40.7